Common stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Shares of Common Stock Reserved for Future Issuance	As of December 31, 2021 and 2020, Sonder has reserved the following shares of common stock for future issuance:

	December 31,
	2021	2020
Conversion of preferred stock and exchangeable shares(1)	208,995,747	194,495,747
Outstanding stock options	19,865,244	12,802,899
Options available for grant under the 2019 Equity Incentive Plan	1,859,784	3,413,074
Total common stock reserved for future issuance	230,720,775	210,711,720
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(1)Includes the warrants reclassified to equity as of December 31, 2020 and those issued in connection with the 2019 Loan and Security Agreement and related amendment as of December 31, 2021 and 2020.